Financial risk management, objective and policies (Tables)	12 Months Ended
Mar. 31, 2020
Financial risk management, objective and policies
Schedule of credit risk exposure by type

	March 31,
	2019	2020
Trade and other receivables	4,921,270	2,368,395
Other financial assets	1,295,448	1,063,024
Total	6,216,718	3,431,419

Schedule of trade and other receivables, by maturity

	March 31,
	2019	2020
0 - 30 days	3,569,845	1,161,123
31 - 90 days	929,721	762,668
91 - 180 days	177,769	177,120
More than 180 days	243,935	267,484
Total	4,921,270	2,368,395

Schedule of financial liabilities by type

	Carrying	Contractual	Within		More than
As at March 31, 2019	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	39,208	44,061	18,420	25,641	—
Lease liabilities	4,103	4,605	3,534	1,071	—
Trade and other payables	5,268,046	5,268,046	5,264,949	3,097	—
Term loan	335,752	372,613	372,613	—	—
Bank overdraft	797,343	797,343	797,343	—	—
Other Current liabilities	1,664,215	1,664,215	1,664,215	—	—
Total	8,108,667	8,150,883	8,121,074	29,809	—

	Carrying	Contractual	Within		More than
As at March 31, 2020	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	14,413	15,932	8,051	7,881	—
Lease liabilities	539,628	896,745	118,750	544,361	233,634
Trade and other payables	2,887,144	2,887,144	2,859,370	27,774	—
Bank overdraft	719,141	719,141	719,141	—	—
Invoice discounting	251,903	251,903	251,903	—	—
Other Current liabilities	1,028,366	1,028,366	1,028,366	—	—
Total	5,440,595	5,799,231	4,985,581	580,016	233,634

*    Represents Undiscounted cash flows of interest and principal

Summary of foreign currency sensitivity

	March 31,
	2019	2020
5% strengthening/weakening of USD against INR	10,256	7,601
5% strengthening/weakening of Euro against INR	2,245	1,137
5% strengthening/weakening of GBP against INR	930	1,113
5% strengthening/weakening of SGD against INR	1,901	402